Equity (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Comprehensive Income (Loss)

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2010:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,828)	¥(75)	¥(2,903)
Reclassification adjustments for gains and losses realized in net income	(218)	—	(218)
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,563	(1,915)	2,648
Reclassification adjustments for gains and losses realized in net income	162	(65)	97
Pension liability adjustment:
Actuarial losses arising during period	(107)	(175)	(282)
Prior service credit arising during period	138	(56)	82
Reclassification adjustments for actuarial gains and losses realized in net income	99	(68)	31
Reclassification adjustments for prior service credit and cost realized in net income	(62)	25	(37)

Other comprehensive income (loss)	¥1,747	¥(2,329)	¥(582)

For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)